Supplementry Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplementry Financial Statement Information [Abstract]
Schedule of Other Payables	OTHER PAYABLES (U.S. dollars in thousands):
	December 31
	2025	2024
Employees and employee institutions	580	933
Expenses payable	712	275
Royalties payable	574	408
Advances from Baran	474	-
Other liabilities	18	16
	2,358	1,632

Schedule of Cost of Expenses	COST OF REVENUES (U.S. dollars in thousands):
	Year ended December 31,
	2025	2024	2023
Salary and related expenses	-	-	393
Consultants and subcontractors	426	-	112
Write down of work-in-progress inventory to net realizable value	1,642	-	-
Expenditure on materials	5	-	1
Royalties	-	-	84
	2,073	-	590
Operating costs not attributed to projects (mainly salary and related expenses) *	1,523	985	965
	3,596	985	1,555

*	Cost and expenses relating to periods in which the plant did not operate in full capacity.
RESEARCH AND DEVELOPMENT, NET (U.S. dollars in thousands):
	Year ended December 31,
	2025	2024	2023
Salary and related expenses	2,725	2,604	2,268
Consultants and subcontractors	290	342	388
Expenditure on materials	277	56	70
Depreciation and other	300	200	104
Office maintenance	368	387	440
	3,960	3,589	3,270
Less: Government Grants, see Note 2M	-	-	(92)
	3,960	3,589	3,178
	Year ended December 31,
	2025	2024	2023

Salary and related expenses	1,036	908	918
Office maintenance	35	38	35
Project Promotion	78	35	58
Consultants	11	96	87
Other	78	120	50
	1,238	1,197	1,148
GENERAL AND ADMINISTRATIVE (U.S. dollars in thousands):
	Year ended December 31,
	2025	2024	2023

Salary and related expenses	2,557	2,082	2,134
Office maintenance	204	183	175
Consultants and insurance	1,453	1,889	1,778
Allowance for credit losses	-	289	380
Depreciation and other	118	114	170
	4,332	4,557	4,637

Schedule of Financial Income

Financial income (expenses):

	Year ended December 31
	2025	2024	2023
Interest income	75	215	161
Fair value adjustment of warrants	10	4,109	-
Warrants issuance costs	-	(473)	-
Exchange rate differences, Net	(738)	207	142
Bank fees	(17)	(24)	(12)
Other adjustment of royalty obligation	-	-	21
	(670)	4,034	312

Schedule of Basic and Diluted Loss Per Share

Basic and diluted loss per share is computed as follows:

	Year ended December 31,
Numerator ($ in thousands):	2025	2024	2023
Net loss for the year, as reported	(13,905)	(6,772)	(9,648)
8% dividend on preferred shares	(84)	-	-
Deemed dividend for down-round adjustments:
- Preferred shares	(3,767)	-	-
- Warrants	(5,604)	-	-
The effect of change in terms of Series 3 warrants	-	-	(92)
Numerator for basic and diluted net loss per Ordinary Share - net loss attributable to shareholders	(23,360)	(6,772)	(9,740)
Denominator (Ordinary Shares in thousands)*
Weighted average number of shares outstanding during the year	370,124	132,265	55,338
Weighted average number of potential shares under prefunded warrants with token exercise price (“penny” warrants)	38,668	17,320	436
Denominator for basic and diluted loss per share - weighted number of Ordinary Shares	408,792	149,585	55,774

Basic and dilutive loss per Ordinary Share (in dollars)	(57.14)	(45.27)	(174.63)

*	Post reverse stock splits of shares - see Note 11A.